Related Party Transactions - Additional Information (Detail) - USD ($)					1 Months Ended	3 Months Ended	4 Months Ended	6 Months Ended
		Dec. 21, 2020	Nov. 17, 2020	Sep. 14, 2020	Oct. 31, 2020	Jun. 30, 2021	Dec. 31, 2020	Jun. 30, 2021	Dec. 27, 2020	Nov. 12, 2020	Aug. 18, 2020	Dec. 31, 2019
Related Party Transaction [Line Items]
Common stock, par value						$ 0.0001	$ 0.0001	$ 0.0001				$ 0.0001
Warrants exercise price per share						$ 5.58	$ 5.58	$ 5.58
Common stock, shares outstanding						6,635,988	6,262,460	6,635,988				5,536,062
dMY TECHNOLOGY GROUP, INC. III [Member]
Related Party Transaction [Line Items]
Offering costs for an aggregate price	[1]						$ 25,000
Initial Public Offering, units			30,000,000
Initial Public Offering, price per unit			$ 10.00
Initial Public Offering, gross proceeds							8,000,000
Repayments of Notes Payable		$ 90,000
Notes payable related parties						$ 31,000	$ 31,000	$ 31,000
Underwriters Over Allotment [Member] | dMY TECHNOLOGY GROUP, INC. III [Member]
Related Party Transaction [Line Items]
Initial Public Offering, units			2,500,000
Founder Shares [Member] | dMY TECHNOLOGY GROUP, INC. III [Member]
Related Party Transaction [Line Items]
Initial stockholders agreed to forfeit				1,031,250			1,031,250
Percentage of founder shares from related party				20.00%			20.00%
Founder Shares [Member] | Darla Anderson [Member] | dMY TECHNOLOGY GROUP, INC. III [Member]
Related Party Transaction [Line Items]
Shares transferred during the period					25,000
Founder Shares [Member] | Francesca Luthi [Member] | dMY TECHNOLOGY GROUP, INC. III [Member]
Related Party Transaction [Line Items]
Shares transferred during the period					25,000
Founder Shares [Member] | Charles E Wert [Member] | dMY TECHNOLOGY GROUP, INC. III [Member]
Related Party Transaction [Line Items]
Shares transferred during the period					25,000
Sponsor [Member] | dMY TECHNOLOGY GROUP, INC. III [Member]
Related Party Transaction [Line Items]
Repayments of Notes Payable		$ 90,000
Proceeds from notes payable to related party current							$ 121,000	125,000
Sponsor [Member] | Maximum [Member] | dMY TECHNOLOGY GROUP, INC. III [Member]
Related Party Transaction [Line Items]
Proceeds from notes payable to related party current				$ 200,000			200,000
Related Party Loans [Member] | dMY TECHNOLOGY GROUP, INC. III [Member]
Related Party Transaction [Line Items]
Convertible price warrants for post business combination entity				$ 2.00
Related Party Loans [Member] | Maximum [Member] | dMY TECHNOLOGY GROUP, INC. III [Member]
Related Party Transaction [Line Items]
Proceeds from Promissory Note to related party							121,000
Working Capital Loans							1,500,000	1,500,000
Administrative Service Agreement [Member] | dMY TECHNOLOGY GROUP, INC. III [Member]
Related Party Transaction [Line Items]
Monthly charge for administrative services							10,000	10,000
Related Party Transaction, Amounts of Transaction						30,000		60,000
Prepaid Expense						160,000	$ 0	$ 160,000
Working Capital Loan [Member] | dMY TECHNOLOGY GROUP, INC. III [Member]
Related Party Transaction [Line Items]
Proceeds from notes payable to related party current						$ 125,000
Private Placement Warrant [Member] | dMY TECHNOLOGY GROUP, INC. III [Member]
Related Party Transaction [Line Items]
Initial Public Offering, units							4,000,000	4,000,000
Initial Public Offering, price per unit						$ 2.00	$ 2.00	$ 2.00
Initial Public Offering, gross proceeds							$ 8,000,000.0	$ 8,000,000.0
Common Class A [Member] | dMY TECHNOLOGY GROUP, INC. III [Member]
Related Party Transaction [Line Items]
Initial Public Offering, price per unit			$ 11.50
Common stock, par value						$ 0.0001	$ 0.0001	$ 0.0001
Warrants exercise price per share											$ 11.50
Common stock, shares outstanding						5,942,457	4,946,687	5,942,457
Common Class A [Member] | Founder Shares [Member] | dMY TECHNOLOGY GROUP, INC. III [Member]
Related Party Transaction [Line Items]
Closing Share Threshold Price				$ 12.00
Common Class A [Member] | Private Placement Warrant [Member] | dMY TECHNOLOGY GROUP, INC. III [Member]
Related Party Transaction [Line Items]
Warrants exercise price per share						$ 11.50	$ 11.50	$ 11.50
Common Class B [Member]
Related Party Transaction [Line Items]
Initial Public Offering, units			2,500,000
Common Class B [Member] | dMY TECHNOLOGY GROUP, INC. III [Member]
Related Party Transaction [Line Items]
Initial Public Offering, units			2,500,000
Common stock, par value						$ 0.0001	$ 0.0001	$ 0.0001
Common stock, shares outstanding						7,500,000	7,500,000	7,500,000		7,906,250
Common stock that were subject to forfeiture			625,000				1,031,250		406,250
Common Class B [Member] | Underwriters Over Allotment [Member]
Related Party Transaction [Line Items]
Common stock that were subject to forfeiture			625,000
Common Class B [Member] | Underwriters Over Allotment [Member] | dMY TECHNOLOGY GROUP, INC. III [Member]
Related Party Transaction [Line Items]
Initial Public Offering, units			2,500,000
Common Class B [Member] | Founder Shares [Member] | dMY TECHNOLOGY GROUP, INC. III [Member]
Related Party Transaction [Line Items]
Offering costs for an aggregate price				$ 25,000
Initial Public Offering, units				7,187,500
Initial Public Offering, price per unit				$ 0.0001
Common stock, par value				$ 0.0001

[1]	This number included up to 1,031,250 shares of Class B common stock subject to forfeiture if the over-allotment option is not exercised in full or in part by the underwriters. On November 17, 2020, the underwriters partially exercised their over-allotment option to purchase 2,500,000 units resulting in 625,000 shares of Class B common stock no longer being subject to forfeiture. The over-allotment option expired on December 27, 2020, resulting in 406,250 shares of Class B common stock being forfeited. (see Note 4)